Share based payments - Additional information (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses	£ 6,958	£ 3,560
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	4 years
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	3 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting period	4 years
Granted, weighted average exercise price of other equity instruments (GBP per share)	£ 4.27
Weighted average remaining contractual life of outstanding other equity instruments	8 years 9 months 18 days